LEASES	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
LEASES

6.	LEASES

The Company has entered into operating leases primarily for real estate. These leases have terms which range from three years to five years, and often include one or more options to renew or in the case of equipment rental, to purchase the equipment.

In the United States, the Company leases approximately 2,100 square feet of office space in Boca Raton, Florida at the rate of $4,000 per month pursuant to a three-year lease which expires in October 2021. The Florida office space is the location of the Company’s corporate headquarters and administrative staff.

The Company’s animation operations leases portions of three floors aggregating approximately 28,800 square feet in the West Tower of the Philippine Stock Exchange Centre in Pasig City, Manila. The space is used for administration and production purposes. The Company pays approximately $24,000 per month in the aggregate for such space (which increases by approximately 5% annually). These leases expire in December 2022.

The Company’s web filtering operations lease approximately 1,400 square feet of office space in Norcross, Georgia. The Company pays approximately $2,100 per month pursuant to a five-year lease which expires in December 2023. The lease payment increases by approximately 3% annually.

These operating leases are listed as separate line items on the Company’s condensed consolidated financial statements and represent the Company’s right to use the underlying asset for the lease term. The Company’s obligation to make lease payments are also listed as separate line items on the Company’s condensed consolidated financial statements.

Operating lease right-of-use assets and liabilities commencing after January 1, 2019 are recognized at commencement date based on the present value of lease payments over the lease term. Based on the present value of the lease payments for the remaining lease term of the Company’s existing leases, the Company recognized ROU assets and lease liabilities for operating leases of approximately $379,493 in assets, $303,168 in current liabilities and $101,685 in noncurrent liabilities as of September 30, 2021. For the nine months ended September 30, 2021, the Company recognized approximately $272,980 in total lease costs.

The following table presents the remaining amortization of the Company’s lease liabilities under ASC 842 for each of the following years ending December 31:

2021	$76,082
2022	302,781
2023	25,990
Total	$404,853

Because the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of the lease payments.

Information related to the Company’s operating ROU assets and related lease liabilities are as follows:

Nine Months Ended September 30, 2021
Cash paid for operating lease liabilities	$277,994
Weighted-average remaining lease term	1.7
Weighted-average discount rate	10%
Minimum future lease payments	$453,889

The remaining future minimum payment obligations at September 30, 2021 for operating leases are as follows:

2021	$89,642
2022	$335,659
2023	$28,588